Commitments and guarantees (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Commitments And Guarantees [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases

From 1 January 2019, the group has recognized right-of-use assets for all lease contracts, except for short-term and low-value leases, see Note 17 for further information.

Future minimum lease payments under leases (2018: operating leases) as at December 31 were (in thousands):

	2018	2019
No later than one year	$15,820	$24,065
Later than one year not later than three years	26,599	44,282
Later than three year not later than five years	22,584	34,705
Later than five years	38,031	37,216
Total future lease payments	$103,034	$140,268